SHARE BASED PAYMENTS, Share incentive plan (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2020 CNY (¥)	Jan. 31, 2019 shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2021 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses			¥ 15,175	$ 2,381	¥ 79,891	¥ 270,541
Exercise of share-based awards (Note 15) (in shares)			1,275,285	1,275,285	0	0
Fair value of share options vested			¥ 15,725	$ 2,468	¥ 49,835	¥ 0
Unrecognized share-based compensation expense			¥ 16,296				$ 2,557
Weighted-average vesting period			1 year 10 months 2 days	1 year 10 months 2 days
Performance condition awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses | ¥	¥ 73,378
Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares reserved		19,684,555
Contractual term		10 years